Capital and Other Components of Equity - Summary of Warrants (Parenthetical) (Details)	12 Months Ended
	Mar. 31, 2021 CAD ($) Warrant	Mar. 31, 2021 USD ($) Warrant $ / shares	Mar. 31, 2020 CAD ($) shares yr	Mar. 31, 2020 USD ($) shares yr $ / shares	Feb. 17, 2021 shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of warrants granted | Warrant	17,407,401	17,407,401
Warrants exercise price | $ / shares		$ 2.25
Risk-free interest	1.74%	1.74%	0.70%	0.70%
Expected volatility	66.46%	66.46%	67.90%	67.90%
Number of shares issued					27,500,000
Cash proceeds from exercise of warrants | $			$ 2,527,500
Warrants IFF
Disclosure Of Classes Of Share Capital [Line Items]
Number of warrants granted			2,000,000	2,000,000
Warrants exercise price | $ / shares				$ 12.00
Warrants expiring date			Nov. 07, 2024	Nov. 07, 2024
Description of vesting requirements for share-based payment arrangement			The warrants, granted in exchange for services to be rendered by non-employees, vest in four equal biannual installments, starting on May 7, 2020.	The warrants, granted in exchange for services to be rendered by non-employees, vest in four equal biannual installments, starting on May 7, 2020.
Fair value of services to be rendered estimated using the warrant valuation	$ 1,197,305	$ 900,000	$ 999,443	$ 700,000
Value of warrants recognized as expense during period | $	$ 700,962		$ 388,281
Risk-free interest	1.70%	1.70%	1.70%	1.70%
Expected volatility	84.00%	84.00%	81.00%	81.00%
Estimated remaining life | yr			3.5	3.5
Warrants AMI
Disclosure Of Classes Of Share Capital [Line Items]
Number of warrants granted			4,175,000	4,175,000
Warrants exercise price | $ / shares				$ 8.00
Description of vesting requirements for share-based payment arrangement			The warrants, granted in exchange for services to be rendered by non-employees, vest proportionally to the services rendered.	The warrants, granted in exchange for services to be rendered by non-employees, vest proportionally to the services rendered.
Fair value of services to be rendered estimated using the warrant valuation	$ 22,857,868	$ 16.7
Value of warrants recognized as expense during period | $	$ 4,648,373		$ 18,209,495
Warrants AMI | Warrants expiration period one
Disclosure Of Classes Of Share Capital [Line Items]
Warrants expiring date	Oct. 03, 2024	Oct. 03, 2024
Warrants AMI | Warrants expiration period two
Disclosure Of Classes Of Share Capital [Line Items]
Warrants expiring date	Feb. 05, 2025	Feb. 05, 2025
Warrants IQ financing
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued			750,000	750,000